OTHER RISKS AND CONSIDERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
Other Risks and Considerations

16.	OTHER RISKS AND CONSIDERATIONS
The United States is presently in the midst of a national health emergency related to a virus, commonly known as Novel Coronavirus
(“COVID-19”).
The overall consequences of
COVID-19
on a national, regional and local level are unknown, but it has the potential to result in a significant economic impact.
COVID-19
did not have a material impact on the Company’s operations during the three and nine months ended September 30, 2021 and 2020. The future impact of this situation on the Company and its results and financial position is not presently determinable.

10.	OTHER RISKS AND CONSIDERATIONS
The United States is presently in the midst of a national health emergency related to a virus, commonly known as Novel Coronavirus
(“COVID-19”).
The overall consequences of
COVID-19
on a national, regional and local level are unknown, but it has the potential to result in a significant economic impact.
COVID-19
did not have a material impact on the Company’s operations during the year ended December 31, 2020. The future impact of this situation on the Company and its results and financial position is not presently determinable.